Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues	$ 193,919	$ 184,765	$ 177,526
Net investment income	660	21	20
Total revenues	194,579	184,786	177,546
Operating costs:
Cost of products sold	156,447	153,448	146,533
Benefit costs	6,594	2,810	2,179
Goodwill impairments	6,149	181	0
Operating expenses	21,368	18,809	18,448
Total operating costs	190,558	175,248	167,160
Operating income	4,021	9,538	10,386
Interest expense	2,619	1,062	1,078
Loss on early extinguishment of debt	0	0	643
Other expense (income)	(4)	208	28
Income before income tax provision	1,406	8,268	8,637
Income tax provision	2,002	1,637	3,317
Income (loss) from continuing operations	(596)	6,631	5,320
Loss from discontinued operations, net of tax	0	(8)	(1)
Net income (loss)	(596)	6,623	5,319
Net (income) loss attributable to noncontrolling interests	2	(1)	(2)
Net income (loss) attributable to CVS Health	$ (594)	$ 6,622	$ 5,317
Basic earnings (loss) per share:
Income (loss) from continuing operations attributable to CVS Health (in dollars per share)	$ (0.57)	$ 6.48	$ 4.93
Loss from discontinued operations attributable to CVS Health (in dollars per share)	0.00	(0.01)	0.00
Net income (loss) attributable to CVS Health (in dollars per share)	$ (0.57)	$ 6.47	$ 4.93
Weighted average basic shares outstanding (in shares)	1,044	1,020	1,073
Diluted earnings (loss) per share:
Income (loss) from continuing operations attributable to CVS Health (in dollars per share)	$ (0.57)	$ 6.45	$ 4.91
Loss from discontinued operations attributable to CVS Health (in dollars per share)	0.00	(0.01)	0.00
Net income (loss) attributable to CVS Health (in dollars per share)	$ (0.57)	$ 6.44	$ 4.90
Weighted average diluted shares outstanding (in shares)	1,044	1,024	1,079
Dividends declared per share (in dollars per share)	$ 2	$ 2	$ 1.70
Products
Revenues:
Revenues	$ 183,910	$ 180,063	$ 173,377
Premiums
Revenues:
Revenues	8,184	3,558	3,069
Services
Revenues:
Revenues	$ 1,825	$ 1,144	$ 1,080